Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (1% movement)	$ (802)	$ (730)
Discount rate (1% movement)	898
Future salary growth (1% movement)	651	771
Future salary growth (1% movement)	(634)	(703)
Withdrawal rates (5%-10% movement)	453
Withdrawal rates (5%-10% movement)	$ (369)	(1,274)
Discount rate (1% movement)		822
Withdrawal rates (5%-10% movement)		$ 2,788